Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Schedule of Employee Service Share-based Compensation Allocation of Recognized Period Costs

The following table summarizes the Company’s stock-based compensation expense for liability and equity classified awards included on the condensed consolidated statements of operations.

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
Included in:	(in millions)
Operating costs	$5.1	$0.9	$11.8	$15.4
Selling, general and administrative expenses	37.8	(6.9)	77.2	101.7
Total stock-based compensation expense	$42.9	$(6.0)	$89.0	$117.1

CII common and preferred units	$26.4	$(13.3)	$45.9	$109.8
Part A restricted stock units	10.2	2.6	20.2	2.6
Part B restricted stock units	6.0	4.7	22.4	4.7
Part C restricted stock units	0.3	—	0.5	—
Total stock-based compensation expense	$42.9	$(6.0)	$89.0	$117.1

The following tables summarize the Company’s stock-based compensation expense for liability and equity classified awards included in the consolidated statements of operations (in millions).

	Year Ended June 30,
Included in:	2015	2014	2013
Operating costs	$23.3	$20.2	$7.7
Selling, general and administrative expenses	177.4	233.5	98.1
Total stock-based compensation expense	$200.7	$253.7	$105.8

CII Common units	$156.4	$253.3	$104.9
CII Preferred units	0.4	0.4	0.9
Part A restricted stock units	12.6	—	—
Part B restricted stock units	31.3	—	—
Total stock-based compensation expense	$200.7	$253.7	$105.8

Summary Of Part B RSU Issuance

The table below reflects the total Part B RSUs granted during Fiscal 2016 and 2015, the maximum eligible shares of ZGH’s stock that the respective Part B RSU grant could be converted into, and the grant date fair value per Part B RSU:

	During the Three months ended
	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015	December 31, 2014
	(in millions, except per share data)
Part B RSUs granted	282,074	272,813	316,353	359,658	575,660
Maximum eligible shares of ZGH's stock	1,449,860	1,426,812	1,490,023	1,388,280	2,222,048
Grant date fair value per Part B RSU	$18.08	$17.83	$27.10	$24.36	$63.12

The table below reflects the total Part B RSUs granted during each period presented, the maximum eligible shares of ZGH’s stock that the respective Part B RSU grant could be converted into shares of ZGH’s common stock and the grant date fair value per Part B RSU (in millions):

	During the three months ended
	June 30, 2015	March 31, 2015	December 31, 2014
Part B RSUs granted	316,353	359,658	575,660
Maximum eligible shares of the Company's stock	1,490,023	1,381,086	2,210,534
Grant date fair value per Part B RSU	$27.10	$24.36	$63.12

Part A Restricted Stock Units [Member]
Summary Of Restricted Stock Units Activity

The following table summarizes the Company’s Part A RSU activity for the six months ended December 31, 2015:

	Number of Part A RSUs	Weighted average grant-date fair value per share		Weighted average remaining contractual term in months
	(in millions, except share data)
Outstanding at July 1, 2015	933,217		$26.25	7.1
Granted	1,024,991		$26.32
Vested	(146,001)		$19.04
Forfeited	(65,360)	$	n/a
Outstanding at December 31, 2015	1,746,847		$26.84	8.0

Part B Restricted Stock Units [Member]
Summary Of Restricted Stock Units Activity

The following table summarizes the Company’s Part B RSU activity for the six months ended December 31, 2015:

	Number of Part B RSUs	Weighted average grant-date fair value per unit	Weighted average remaining contractual term in months
	(in millions, except share data)
Outstanding at July 1, 2015	1,249,873	$42.91	5.5
Granted	554,887	$17.96
Vested	(915,177)	$48.74
Forfeited	(58,976)	$21.97
Outstanding at December 31, 2015	830,607	$21.30	5.9